Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 110,741	$ 110,895
Demand deposits with banks - Interest bearing	326,437	378,629
Cash equivalents - Interest bearing	1,664,473	1,799,366
Cash due from banks	2,101,651	2,288,890	$ 2,063,311	$ 1,730,472
Securities purchased under agreement to resell	148,813	0
Short-term investments	519,755	409,482
Investment in securities
Trading	6,313	321,299
Available-for-sale	3,332,738	2,201,349
Held-to-maturity (fair value: $498,367 (2015: $421,588))	1,061,103	701,282
Total investment in securities	4,400,154	3,223,930
Loans to third parties, net of allowance for credit losses	3,570,478	4,000,155
Accrued interest	22,780	17,460
Other assets	82,549	77,145
Total assets	11,103,545	10,275,563
Customer deposits
Non-interest bearing	2,385,353	1,882,148
Interest bearing	5,827,951	5,783,074
Total deposits	10,033,649	9,182,146
Employee benefit plans	139,967	122,135
Accrued interest	2,143	2,744
Preference share dividends payable	0	654
Other liabilities	100,044	100,530
Total other liabilities	242,154	226,063
Long-term debt	117,000	117,000
Total liabilities	10,392,803	9,525,209
Shareholders' equity
Total shareholders’ equity	710,742	750,354	849,374
Total liabilities and shareholders’ equity	11,103,545	10,275,563
Held-to-maturity, fair value	1,046,828	701,495
Banks
Customer deposits
Non-interest bearing	340	403
Interest bearing	19,751	10,176
Total deposits	23,796	14,478
Customers
Customer deposits
Non-interest bearing	2,385,013	1,881,745
Interest bearing	5,808,200	5,772,898
Total deposits	10,009,853	9,167,668
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	28,032	28,146
Demand deposits with banks - Interest bearing	136,373	125,826
Cash equivalents - Interest bearing	1,042,365	691,438
Cash due from banks	1,206,770	845,410	$ 694,596	$ 558,364
Securities purchased under agreement to resell	148,813	0
Short-term investments	447,748	112,219
Investment in securities
Trading	6,313	6,167
Available-for-sale	2,170,155	1,227,953
Held-to-maturity (fair value: $498,367 (2015: $421,588))	507,239	422,000
Total investment in securities	2,683,707	1,656,120
Loans to third parties, net of allowance for credit losses	1,909,093	2,096,625
Accrued interest	15,035	13,872
Other assets	217,795	196,636
Total assets	7,077,047	5,414,740
Customer deposits
Total deposits	6,066,432	4,374,281
Securities sold under agreement to repurchase	0	0
Employee benefit plans	133,834	122,135
Accrued interest	1,690	1,530
Preference share dividends payable	0	654
Other liabilities	47,348	48,786
Total other liabilities	182,872	173,105
Long-term debt	117,000	117,000
Total liabilities	6,366,304	4,664,386
Shareholders' equity
Total shareholders’ equity	710,743	750,354
Total liabilities and shareholders’ equity	7,077,047	5,414,740
Held-to-maturity, fair value	498,367	421,588
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	327,149	355,062
Loans to subsidiaries	54,207	71,331
Customer deposits
Total deposits	119,331	102,574
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	11,610	7,173
Loans to subsidiaries	55,120	60,292
Customer deposits
Non-interest bearing	1,733,684	1,348,877
Interest bearing	4,213,417	2,922,830
Total deposits	$ 5,947,101	$ 4,271,707